Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	000-52365
Entity Registrant Name	PREAXIA HEALTH CARE PAYMENT SYSTEMS INC.
Entity Central Index Key	0001350156
Entity Tax Identification Number	20-4395271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	PO Box 24075 Westbrook PO,
Entity Address, Address Line Two	S1610-37th Street S.W.,
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T3C 3W2
City Area Code	403
Local Phone Number	850-4120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false